Schedule of Warrant Activity (Details)	9 Months Ended
May 31, 2022 USD ($) $ / shares shares
Convertible Notes Payable
Warrants outstanding, beginning balance	2,388,050
Weighted average exercise price, outstanding, beginning balance | $ / shares	$ 3.35
Weighted average remaining contractual life, outstanding, beginning balance | $ / shares	$ 5.12
Aggregate intrinsic value, outstanding, beginning balance | $
Warrants outstanding, granted	6,057,214
Weighted average exercise price, granted | $ / shares	$ 2.05
Warrants outstanding, forfeited
Warrants outstanding, exercised
Warrants outstanding, ending balance	8,445,264
Weighted average exercise price, outstanding, ending balance | $ / shares	$ 2.42
Weighted average remaining contractual life, outstanding, ending balance	3 years 9 months
Aggregate intrinsic value, outstanding, ending balance | $	$ 291,667
Warrants outstanding, exercisable	8,445,264
Weighted average exercise price, exercisable | $ / shares	$ 2.42
Weighted average remaining contractual life, exercisable	3 years 9 months
Aggregate intrinsic value, exercisable | $	$ 291,667